Shareholders’ equity (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders Equity
Share issued	9,090,909,090
Description of buyback program	he Buyback Program covers the acquisition of up to 36,956,402 Units, representing 36,956,402 common shares and 36,956,402 preferred shares, which corresponded, on December 31, 2021, to approximately 1% of the Bank's capital stock. As of December 31, 2021, Banco Santander had 355,661,814 common shares and 383,466,228 preferred shares outstanding.
Common shares outstanding	355,661,814
Preferred shares outstanding	383,466,228
Gain on sold of treasury shares	R$ 40,820	R$ 9,274	R$ 5,796